Note 22 - Other Liabilities - Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Values at the beginning of the year	$ 99,000
At the end of the year	82,400	$ 99,000
Fair value of funded post-employment benefits [member]
Disclosure of defined benefit plans [line items]
Values at the beginning of the year	(145,160)	(132,438)
Translation differences	(1,729)	(4,137)
Return on plan assets	(4,411)	(5,018)
Remeasurements	(10,396)	(10,507)
Contributions paid to the plan	(5,017)	(3,589)
Benefits paid from the plan	(9,266)	(10,259)
Other	112	270
At the end of the year	(157,335)	(145,160)
Funded post-employment benefits [member]
Disclosure of defined benefit plans [line items]
Values at the beginning of the year	160,412	146,885
Translation differences	(2,148)	(4,542)
Benefits paid from the plan	(9,266)	(10,259)
Other	(869)
At the end of the year	$ 176,309	$ 160,412
Equity instruments	49.30%	49.00%
Debt instruments	46.80%	47.00%
Others	3.90%	4.00%